Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,281,100
Previously Paid Amount	0.00
Total Fee Amount	1,267.84
Total Offset Amount	0.00
Net Fee	1,267.84
Narrative - Max Aggregate Offering Price	$ 8,281,100
Final Prospectus	true